Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ 390	$ 1,672	$ (15,709)
Total net gains (losses) recognized in comprehensive income	(85)
Total net gains (losses) recognized in comprehensive income		0	(4,410)
Spot and forward foreign exchange | Foreign exchange revenue
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(202)	(25)	541
Currency swaps | Designated as Hedging Instrument | Net change in unrealized gains and (losses) on translation of net investment in foreign operations | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	(85)
Total net gains (losses) recognized in comprehensive income		0	(4,410)
Currency swaps | Foreign exchange revenue | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	592	1,697	(4,916)
Currency swaps | Foreign exchange revenue | Designated as Hedging Instrument | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ 0	$ 0	$ (11,334)